UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:  June 30, 2008

                    Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
    QUANTITY/PAR   NAME OF ISSUER                            MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.6%) (2)
   COMMUNICATIONS (2.2%)
          74,600   American Tower Corp. (3)                         2,925,066
          46,400   NII Holdings, Inc. (3)                           1,474,592
                                                              ---------------
                                                                    4,399,658
                                                              ---------------
   CONSUMER DURABLES (2.8%)
         144,800   Activision, Inc. (3)                             3,954,488
          34,800   Electronic Arts Inc. (3)                         1,737,216
                                                              ---------------
                                                                    5,691,704
                                                              ---------------
   CONSUMER NON-DURABLES (1.9%)
          52,900   Bare Escentuals, Inc. (3)                        1,238,918
          59,800   Coach, Inc. (3)                                  1,802,970
          23,500   Hansen Natural Corp. (3)                           829,550
                                                              ---------------
                                                                    3,871,438
                                                              ---------------
   CONSUMER SERVICES (3.5%)
          16,700   Apollo Group, Inc. (3)                             721,440
          11,400   Central European Media Enterprises (3)             971,622
          81,000   International Game Technology                    3,257,010
          16,300   ITT Educational Services, Inc.  (3)                748,659
          39,900   Marriott International, Inc.                     1,370,964
                                                              ---------------
                                                                    7,069,695
                                                              ---------------
   ELECTRONIC TECHNOLOGY (8.2%)
          76,450   Analog Devices, Inc.                             2,256,804
          21,000   Apple Computer, Inc. (3)                         3,013,500
          68,675   Broadcom Corp. (3)                               1,323,367
          22,000   Cisco Systems, Inc. (3)                            529,980
          18,900   KLA-Tencor Corp.                                   701,190
          61,000   MEMC Electronic Materials, Inc. (3)              4,324,900
          63,500   NetApp, Inc. (3)                                 1,273,175
          11,000   Research In Motion Ltd. (3)                      1,234,530
          52,900   Trimble Navigation, Ltd. (3)                     1,512,411
          29,100   VeriFone Holdings, Inc. (3)                        461,817
                                                              ---------------
                                                                   16,631,674
                                                              ---------------
   ENERGY MINERALS (10.1%)
          29,000   Apache Corp.                                     3,503,780
          54,700   Frontier Oil Corp.                               1,491,122
          35,800   Holly Corp.                                      1,554,078
          42,900   Murphy Oil Corp.                                 3,523,806
         182,000   Southwestern Energy Corp. (3)                    6,131,580
          71,595   XTO Energy, Inc.                                 4,428,867
                                                              ---------------
                                                                   20,633,233
                                                              ---------------
   FINANCE (8.3%)
          51,050   Ace, Ltd.                                        2,810,813
          35,000   Affiliated Managers Group, Inc. (3)              3,175,900
          15,600   IntercontinentalExchange, Inc. (3)               2,035,800
          32,000   Northern Trust Corp.                             2,127,040
          54,500   T. Rowe Price Group Inc.                         2,725,000
         228,800   TCF Financial Corp.                              4,100,096
                                                              ---------------
                                                                   16,974,649
                                                              ---------------
   HEALTH SERVICES (4.6%)
          13,500   Covance, Inc. (3)                                1,120,095
          25,800   Coventry Health Care, Inc. (3)                   1,041,030
          32,100   Express Scripts, Inc. (3)                        2,064,672
          30,200   Laboratory Corp. (3)                             2,225,136
          56,000   Stericycle, Inc. (3)                             2,884,000
                                                              ---------------
                                                                    9,334,933
                                                              ---------------

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
    QUANTITY/PAR   NAME OF ISSUER                            MARKET VALUE (1)
--------------------------------------------------------------------------------
   HEALTH TECHNOLOGY (15.8%)
          16,700   Alcon, Inc.                                      2,375,575
          46,600   Allergan, Inc.                                   2,627,774
          50,600   Amylin Pharmaceuticals, Inc. (3)                 1,478,026
         106,400   Celgene Corp. (3)                                6,521,256
          74,900   Gilead Sciences, Inc. (3)                        3,859,597
          37,300   Idexx Laboratories, Inc. (3)                     1,837,398
          14,646   Intuitive Surgical, Inc. (3)                     4,750,430
          31,000   Millipore Corp. (3)                              2,089,710
          52,000   Northstar Neuroscience, Inc. (3)                    82,160
          55,488   NuVasive, Inc. (3)                               1,914,891
          37,700   SurModics, Inc. (3)                              1,578,876
          56,450   Thermo Fisher Scientific Inc. (3)                3,208,618
                                                              ---------------
                                                                   32,324,311
                                                              ---------------
   INDUSTRIAL SERVICES (7.9%)
          43,400   Aecom Technology Corp. (3)                       1,128,834
         108,700   Flotek Industries, Inc. (3)                      1,585,933
         107,700   McDermott International, Inc. (3)                5,904,114
          30,400   National-Oilwell Varco, Inc. (3)                 1,774,752
          54,800   Noble Corp.                                      2,721,916
          46,000   Smith International, Inc.                        2,954,580
                                                              ---------------
                                                                   16,070,129
                                                              ---------------
   NON-ENERGY MINERALS (1.9%)
          26,750   Allegheny Technologies, Inc.                     1,908,880
          43,500   RTI International Metals, Inc. (3)               1,966,635
                                                              ---------------
                                                                    3,875,515
                                                              ---------------
   PROCESS INDUSTRIES (4.4%)
          68,900   Airgas, Inc.                                     3,132,883
          70,800   Albemarle Corp.                                  2,585,616
          30,500   CF Industries Holdings, Inc.                     3,160,410
                                                              ---------------
                                                                    8,878,909
                                                              ---------------
   PRODUCER MANUFACTURING (9.9%)
          59,950   AMETEK, Inc.                                     2,632,405
          31,500   Cummins, Inc.                                    1,474,830
          47,300   IDEX Corp.                                       1,451,637
          42,000   ITT Industries, Inc.                             2,176,020
          55,100   Jacobs Engineering Group, Inc. (3)               4,054,809
          35,100   Precision Castparts Corp.                        3,583,008
          31,900   Rockwell Collins, Inc.                           1,823,085
          54,600   Textron, Inc.                                    3,025,932
                                                              ---------------
                                                                   20,221,726
                                                              ---------------
   RETAIL TRADE (3.2%)
          56,400   Dick's Sporting Goods, Inc. (3)                  1,510,392
          55,000   GameStop Corp. (3)                               2,844,050
          23,600   J.C. Penney Company, Inc.                          889,956
          38,700   Nordstrom, Inc.                                  1,261,620
                                                              ---------------
                                                                    6,506,018
                                                              ---------------
   TECHNOLOGY SERVICES (7.3%)
          88,190   Adobe Systems, Inc. (3)                          3,138,682
          33,850   Akamai Technologies, Inc. (3)                      953,216
          71,600   Amdocs, Ltd. (3)                                 2,030,576
          30,500   ANSYS, Inc. (3)                                  1,052,860
          53,800   Autodesk, Inc. (3)                               1,693,624
             200   Baidu.com, Inc. (3)                                 47,926
          91,900   Citrix Systems, Inc. (3)                         2,695,427
         106,800   Cognizant Tech. Solutions Corp. (3)              3,079,044
          29,300   ValueClick, Inc. (3)                               505,425
                                                              ---------------
                                                                   15,196,780
                                                              ---------------
   TRANSPORTATION (2.2%)
          43,900   C.H. Robinson Worldwide, Inc.                    2,388,160
          46,700   Expeditors Intl. of Washington, Inc.             2,109,906
                                                              ---------------
                                                                    4,498,066
                                                              ---------------

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
    QUANTITY/PAR   NAME OF ISSUER                            MARKET VALUE (1)
--------------------------------------------------------------------------------
   UTILITIES (0.4%)
          14,700   Equitable Resources, Inc.                          865,830
                                                              ---------------

Total common stocks                                               193,044,268
   (cost:  $152,404,400)                                      ---------------

SHORT-TERM SECURITIES (5.2%) (2)
      10,522,000   Sit Money Market Fund, 2.89% (4)                10,522,000
   (cost:  $10,522,000)                                       ---------------


Total investments in securities
   (cost:  $162,926,400)                                      $   203,566,268
                                                              ---------------


Other Assets and Liabilities, Net [+0.2%]                             419,915

                                                              ---------------
Total Net Assets                                              $   203,986,183
                                                              ===============


                                                              ---------------
Aggregate Cost                                                    162,926,400
                                                              ---------------

Gross Unrealized Appreciation                                      55,770,706
Gross Unrealized Depreciation                                     (15,130,839)
                                                              ---------------
Net Unrealized Appreciation(Depreciation)                          40,639,868
                                                              ===============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 28, 2008

By:     /s/Eugene C. Sit
        ----------------------------
        Eugene C. Sit
        Chairman

Date:   April 28, 2008